Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	NORTHERN INSTITUTIONAL FUNDS
Central Index Key	0000710124
Amendment Flag	false
Document Creation Date	Mar. 22, 2013
Document Effective Date	Apr. 01, 2013
Prospectus Date	Apr. 01, 2013